Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP VALUE FUND
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-27
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares prior to 12 months from the date of purchase. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date. A contingent deferred sales charge of 0.50% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses.
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.56%	[5]
CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.27%	[5]

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.
[2]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 27, 2013, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[5]	The Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.54% and 2.25% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 27, 2013, at which time the Adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.